INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2024
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

14.    INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
-Debt investments

Available-for-sale securities	104,134	150,922
Held-to-maturity debt securities recorded as long-term investments	—	74,400

-Equity investments recorded as long-term investments

Investments accounted for under the equity method	1,199,982	899,362
Equity securities with readily determinable fair values	330,414	542,024
Equity securities without readily determinable fair values	358,526	257,095
Equity securities applying fair value option	228,706	97,372
Subtotal	2,117,628	1,795,853

Total available-for-sale securities	104,134	150,922
Total long-term investments	2,117,628	1,870,253

-Debt investments

Available-for-sale securities

The Company’s available-for-sale debt investments mainly include investments with preferential rights including, but not limited to, redemption rights and liquidation preference etc. Available-for - sale debt securities are reported at estimated fair value with the aggregate unrealized gains and losses, net of tax, reflected in other comprehensive income. As at December 31, 2023 and 2024, fair value of investments in debt securities was RMB104 million and RMB151 million, respectively. Unrealized gain of RMB19 million and loss of RMB10 million was recognized in other comprehensive income for the years ended December 31, 2023 and 2024, respectively (Note 31).

Held-to-maturity debt securities

Held-to-maturity debt securities represents time deposits with fixed interest rate at commercial banks with original maturities longer than one year.

-Equity investments

Investments accounted for under the equity method.

SweihanSolar Holding Company Limited

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”) to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with an income of RMB14 million, an loss of RMB2 million and RMB0.4 million for the years ended December 31, 2022, 2023 and 2024, respectively. The Group received dividend in cash from SSHC with the amount of nil, RMB9 million and RMB11 million during the years of 2022, 2023 and 2024, respectively, which were recorded as reductions of the carrying amount of the investment. In January 2022 and September 2023, JinkoSolar made pro rata decrease of its investment in SSHC with the amount of RMB94 million and RMB10 million, respectively, which was recorded as a reduction of the carrying amount of the investment. Subsequently in April 2025, the Group reached agreement to dispose all its equity interests in SSHC with a total consideration of RMB79 million. During the year ended December 31, 2024, impairment with the amount of RMB32.6 million were provided against the investment and was recorded in equity in (loss)/ income of affiliated companies. The net carrying value of this investment was RMB123 million and RMB79 million as of December 31, 2023 and 2024, respectively.

Inner Mongolia Xinte Silicon Material Co., Ltd. (“Xinte Silicon”)

On June 18, 2021, JinkoSolar signed a shareholder agreement with Xinte Energy Co., Ltd. and JA Solar Co., Ltd to jointly invest in and establish a company named Xinte Silicon to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount of RMB315 million during the year of 2021. JinkoSolar holds 9% equity interest in Xinte Silicon. JinkoSolar can exercise significant influence on Xinte Silicon and accounts for its investment using the equity method. JinkoSolar’s share of Xinte Silicon’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with an income of RMB219 million, RMB217 million and a loss of RMB90 million for the years ended December 31, 2022, 2023 and 2024, respectively. The Group also recorded its proportionate share of Xinte Silicon’s equity adjustments for additional paid – in capital of nil, RMB1 million and RMB1 million for the years ended December 31, 2022, 2023 and 2024, respectively. JinkoSolar purchased polysilicon of RMB825 million, RMB1,537 million and RMB421 million from Xinte Silicon during the years ended December 31, 2022, 2023 and 2024, respectively. Profit amounted to RMB37 million, RMB35 million and RMB2 million in connection with these transactions with Xinte Silicon was eliminated for the years ended December 31, 2022, 2023 and 2024, respectively. In 2023 and 2024, the Group received dividend in cash from Xinte Silicon with the amount of RMB118 million and RMB116 million which were recorded as reductions of the carrying amount of the investment. The carrying value of this investment was RMB634 million and RMB429 million as of December 31, 2023 and 2024.

Sichuan Yongxiang Technology Co., Ltd. (“Sichuan Yongxiang”)

On November 3, 2021, JinkoSolar signed a shareholder agreement with Beijing Jingyuntong Technology Co., Ltd. and Sichuan Yongxiang Co., Ltd to jointly invest in and establish a company named Sichuan Yongxiang to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount RMB 450 million in 2022 and holds 15% equity interest in Sichuan Yongxiang. JinkoSolar can exercise significant influence on Sichuan Yongxiang and accounts for its investment using the equity method. JinkoSolar’s share of Sichuan Yongxiang’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1 million, RMB6 million and RMB58 million for the year ended December 31, 2022, 2023 and 2024, respectively. JinkoSolar purchased polysilicon of nil, nil and RMB596 million from Sichuan Yongxiang during the years ended December 31, 2022, 2023 and 2024, respectively. Loss amounted to nil, nil and RMB2 million in connection with these transactions with Sichuan Yongxiang was eliminated for the years ended December 31, 2022, 2023 and 2024, respectively. The Group also recorded its proportionate share of Sichuan Yongxiang’s equity adjustments for additional paid – in capital of nil, nil and RMB1 million for the years ended December 31, 2022, 2023 and 2024, respectively. The carrying value of this investment was RMB443 million and RMB386 million as of December 31, 2023 and 2024, respectively.

Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as “Shangrao Jinko Green Energy Technology Development Co., Ltd”) (“Shangrao Xinyuan”)

Since November 2022, JinkoSolar owns 33.33% equity interests and can exercise significant influence on Shangrao Xinyuan and accounts for the investment using the equity method. The carrying value of this investment was RMB160 million as of December 31, 2022. In November 2023, Jiangxi Jinko purchased all the equity interests of Shangrao Xinyuan held by other shareholders with the consideration of RMB279 million. Given Shangrao Xinyuan does not have actual business operations but to hold the patent rights, the transaction was recorded as an asset acquisition. After consummation of the acquisition in November 2023, Jiangxi Jinko owns 100% equity interests in Shangrao Xinyuan, and therefore, consolidated Shangrao Xinyuan as a fully owned subsidiary. Through to the acquisition in November 2023, JinkoSolar’s share of Shangrao Xinyuan’s results of operations was included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations with a loss of RMB22 million in 2023. During the year of 2024, Jiangxi Jinko paid the consideration with the amount of RMB37 million. Based on the agreement with the other shareholders, the rest of the consideration was offset with Jiangxi Jinko’s receivables due from these shareholders. Jiaxing Minhe Equity Investment Partnership Enterprise(Limited Partnership) (“Jiaxing Minhe”)

On January 10, 2024 JinkoSolar signed a shareholder agreement with third party partnerships to establish an investment limited partnership named Jiaxing Minhe to conduct investment activities.

JinkoSolar made capital injection in cash with the total amount RMB5 million in 2024 and holds 5% equity interests in Jiaxing Minhe. JinkoSolar can exercise significant influence on Jiaxing Minhe and accounts for its investment using the equity method. The carrying value of this investment was RMB5 million as of December 31, 2024.

Equity securities without readily determinable fair values

As of December 31, 2023 and 2024, the Company’s equity investments without readily determinable fair value primarily consist of small, noncontrolling investments in companies for which the Company has equity ownership but cannot exert significant influence. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments. The balance of equity securities without readily determinable fair values were RMB359 million and RMB257 million as of December 31, 2023 and 2024, respectively. Re-measurement gain being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2022, 2023 and 2024 were nil, RMB21 million and RMB38 million, respectively.

In September 2023, the Company invested RMB 50 million in Changzhou Greateen New Energy Technology Co., Ltd. (“Changzhou Greateen”) to acquire 3.24% shares of Changzhou Greateen with total consideration of RMB50 million. In August 2024, Changzhou Greateen repurchased all the shares held by the Company at RMB50 million and nil disposal gain or loss was recognized during the year ended December 31, 2024.

In October 2024, the Company’s equity investment without readily determinable fair value in Laplace Renewable Energy Technology Co., Ltd. (“Laplace”) amounted to RMB65 million was transferred from equity investments without readily determinable fair value to equity securities with readily determinable fair values upon the listing of the investee.

In October 2024, the Company disposed 50% of its equity interests in one of the Company’s equity investments without readily determinable fair value, Wuxi Songci Electromechanical Co., Ltd. (“Wuxi Songci”), with total consideration of RMB25 million and recognized RMB19 million disposal gain in change in fair value of long - term investment. Upon the completion of the transaction, the Company owned 2.5% of the total equity interests in Wuxi Songci, and the remaining investment in Wuxi Songci was remeasured according to the transaction price and recognized RMB19 million fair value gain in “Change in fair value of long-term investment”.

Equity securities with readily determinable fair values

The Company’s investments in equity securities with readily determinable fair value primarily represent the Company’s equity interests in Lifecome Biochemical Co., Ltd (“Lifecome”) and Laplace, two A share listed companies.

In 2023, the Group purchased ordinary shares of Lifecome with total consideration of RMB180 million. In November 2024, the Company disposed part of its equity interests in Lifecome with total consideration of RMB110 million.

As of December 31, 2023 and 2024, total fair value of the equity securities in Lifecome and Laplace was RMB330 million and RMB542 million, respectively. Change in fair value income of RMB150 million and RMB257 million was recorded for the years ended December 31, 2023 and 2024, respectively.

Equity securities applying fair value option

In June 2022, the Group made capital injection in cash with the amount of RMB77 million in a private company based in China and owns 2.98% equity interests. The Group irrevocably elected fair value option to initially and subsequently measure the investment in the private company in its entirety at fair value with changes in fair value recognized in earnings. As at December 31, 2023 and 2024, fair value of the equity securities was RMB229 million and RMB97 million, respectively. Change in fair value income of RMB102 million, RMB50 million and loss of RMB131 million were recorded for the years ended December 31, 2022, 2023 and 2024, respectively.